STOCK-BASED COMPENSATION PLANS - Quebecor Media exercise price range of options (Details) - Quebecor Media stock option plan	Dec. 31, 2018 CAD ($) Option Y	Dec. 31, 2017 CAD ($) Option	Dec. 31, 2016 CAD ($) Option
Range of exercise price
Number of shares outstanding | Option	318,400	595,827	980,905
Weighted average years to maturity | Y	5.43
Weighted average exercise price of outstanding options	$ 64.61	$ 62.84	$ 61.71
Number of vested options | Option	170,500	226,200
Weighted average exercise price of vested options	$ 61.07	$ 58.78
Minimum
Range of exercise price
Exercise price of outstanding options	50.10
Maximum
Range of exercise price
Exercise price of outstanding options	$ 70.56
$50.10 to 57.64
Range of exercise price
Number of shares outstanding | Option	103,350
Weighted average years to maturity | Y	5.70
Weighted average exercise price of outstanding options	$ 56.05
Number of vested options | Option	40,500
Weighted average exercise price of vested options	$ 55.33
$50.10 to 57.64 | Minimum
Range of exercise price
Exercise price of outstanding options	50.10
$50.10 to 57.64 | Maximum
Range of exercise price
Exercise price of outstanding options	$ 57.64
$63.50 to 70.56
Range of exercise price
Number of shares outstanding | Option	215,050
Weighted average years to maturity | Y	5.30
Weighted average exercise price of outstanding options	$ 67.88
Number of vested options | Option	130,000
Weighted average exercise price of vested options	$ 68.29
$63.50 to 70.56 | Minimum
Range of exercise price
Exercise price of outstanding options	63.50
$63.50 to 70.56 | Maximum
Range of exercise price
Exercise price of outstanding options	$ 70.56